Retained Earnings and Accumulated Other Comprehensive Income - Dividends (Details) - MXN ($) $ / shares in Units, $ in Thousands	1 Months Ended						12 Months Ended
	May 31, 2019	Apr. 30, 2019	May 31, 2018	Apr. 30, 2018	May 31, 2017	Apr. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividends recognised as distributions to owners							$ 2,664,340	$ 2,345,430	$ 1,581,809
Multiplying factor							1.4286
Applicable tax rate							30.00%	30.00%	30.00%
Withholding tax rate							10.00%
Cumulative earnings							$ 70,758,656
Series A, B, D and L Shares
Dividends recognised as distributions to owners	$ 1,066,187		$ 1,068,868		$ 1,084,192
Series "D" Shares
Dividend per share		$ 0.002991452991		$ 0.002991452991		$ 0.002991452991
Series "L" Shares
Dividend per share		0.002991452991		0.002991452991		0.002991452991
Series "A" Shares
Dividend per share		0.002991452991		0.002991452991		0.002991452991
Series "B" Shares
Dividend per share		0.002991452991		0.002991452991		0.002991452991
CPOs
Dividend per share		$ 0.35		$ 0.35		$ 0.35